/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending April 30, 1998

MFS Government Markets Income Trust
Date        Identification   Shares      Repurchase   NAV         Broker
            of Security      Repurchased Price
4/6/98      Shares of        35,000      6.75         7.49        Merrill Lynch
            Beneficial
            Interest
4/7/98      Shares of        190,000     6.8125       7.49        Merrill Lynch
            Beneficial
            Interest
4/16/98     Shares of        60,000      6.75         7.44        Merrill Lynch
            Beneficial
            Interest
4/22/98     Shares of        160,000     6.6875       7.42        Merrill Lynch
            Beneficial
            Interest






Total Shares Repurchased:  445,000
Remarks: None.

MFS Government Markets Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer